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State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049

May 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:        Office of Filings, Information & Consumer Service

Re: State Street Institutional Investment Trust (the "Trust") File Nos.: 811-9819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for each of State Street Equity 500 Index Fund, State Street Equity 400 Index Fund,
 State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund and State Street U.S. Government Money Market Fund,, each dated April 27, 2007, do not differ from those contained in Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on April 27, 2007 (Accession # 0000950135-07-002529).

If you have any questions, please contact me at (617) 662-0835.

Very truly yours,

/s/ Tim Walsh
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Tim Walsh
Assistant Vice President and Counsel